Financial instruments by category (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Financial assets
The PagSeguro Group classifies its financial instruments into the following categories:

	June 30, 2019	December 31, 2018
Financial assets
Amortized cost:
Cash and cash equivalents	254,767	2,763,050
Accounts receivable	9,871,459	8,104,679
Other receivables	41,709	20,148

Fair value through other comprehensive income
Financial investments	1,761,745	-

	11,929,680	10,887,877

Financial liabilities

	June 30, 2019	December 31, 2018
Financial liabilities
Amortized cost:
Payables to third parties	4,581,475	4,324,198
Trade payables	239,508	165,246
Trade payables to related parties	34,858	30,797
Other payables (current)	16,267	29,501
Fair value through profit or loss
Contingent consideration (included in non-current other payables)	15,800	-
	4,887,908	4,540,742